Consolidated statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of income
Net revenue	R$ 1,001,710	R$ 572,837	R$ 380,981
Cost of sales	(221,130)	(117,258)	(80,745)
Gross profit	780,580	455,579	300,236
Selling expenses	(372,269)	(199,780)	(113,270)
General and administrative expenses	(270,558)	(191,438)	(129,754)
Other income (expenses), net	(2,258)	(6,287)	4,856
Operating profit	135,495	58,074	62,068
Finance income	45,211	72,047	36,618
Finance costs	(142,013)	(170,855)	(198,795)
Finance result	(96,802)	(98,808)	(162,177)
Share of profit (loss) of equity-accounted investees	409	(1,800)	(792)
Income (loss) before income taxes	39,102	(42,534)	(100,901)
Income taxes - income (expense)
Current	(87,379)	(46,850)	(26,553)
Deferred	65,057	79,953	44,538
Income taxes benefit (expense)	(22,322)	33,103	17,985
Net profit for the year	16,780	(9,431)	(82,916)
Total comprehensive income (loss) for the year	16,780	(9,431)	(82,916)
Profit (loss) attributable to Equity holders of the parent	16,780	(9,431)	(82,380)
Profit (loss) attributable to Non-controlling interests			(536)
Class A common shares
Income taxes - income (expense)
Profit (loss) attributable to Equity holders of the parent	R$ 8,534	R$ (4,379)	R$ (37,047)
Basic earnings per share - in Brazilian reais per share	R$ 0.30	R$ (0.18)	R$ (1.64)
Diluted earnings per share - in Brazilian reais per share	R$ 0.30	R$ (0.18)	R$ (1.64)
Class B common shares
Income taxes - income (expense)
Profit (loss) attributable to Equity holders of the parent	R$ 8,246	R$ (5,052)	R$ (45,333)
Basic earnings per share - in Brazilian reais per share	R$ 0.30	R$ (0.18)	R$ (1.64)
Diluted earnings per share - in Brazilian reais per share	R$ 0.30	R$ (0.18)	R$ (1.64)